INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The components of income tax expense are as follows:

	Fiscal Year 2022		Fiscal Year 2021	Fiscal Year 2020
	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $)	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021	January 1, 2020 to December 31, 2020
Current tax expense	111	366	222	385
Deferred tax expense /(income)	—	19	—	(32)
Total income tax expense	111	385	222	353
The income taxes differed from the amounts computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Fiscal Year 2022		Fiscal Year 2021	Fiscal Year 2020
	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $)	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021	January 1, 2020 to December 31, 2020
Effect of movement in deferred tax balances	—	19	—	(32)
Effect of adjustments in respect of current tax in prior periods	—	—	(43)	81
Effect of taxable income in various countries	111	366	265	304
Total tax expense	111	385	222	353

Jurisdictions open to examination

The earliest tax year that remains subject to examination by the major taxable jurisdictions in which we operate is 2017 (Norway and Croatia).